ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 20, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2014 Janssen Biotech, Inc. [Member]	Mar. 31, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Nov. 20, 2013 Capricor stockholders [Member]	Nov. 20, 2013 Nile stockholders [Member]	Nov. 20, 2013 Maximum [Member]	Nov. 20, 2013 Minimum [Member]
Accounting Policies [Line Items]
Stockholders Equity, Reverse Stock Split	1-for-50	1-for-50		1-for-50
Common Stock Shares Authorized		50,000,000		50,000,000	100,000,000	50,000,000	50,000,000						100,000,000	50,000,000
Preferred Stock, Shares Authorized		5,000,000		5,000,000		5,000,000	5,000,000						10,000,000	5,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Development Stage Enterprise, Deficit Accumulated During Development Stage		$ 17,309,146		$ 16,098,535	$ 7,206,611	$ 16,098,535	$ 17,309,146
Unamortized Patents				194,732		194,732
Amortization of Intangible Assets				4,330	4,330	297,196
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months				4,330		4,330
Finite-Lived Intangible Assets, Amortization Expense, Year Two				4,330		4,330
Finite-Lived Intangible Assets, Amortization Expense, Year Three				4,330		4,330
Finite-Lived Intangible Assets, Amortization Expense, Year Four				4,330		4,330
Finite-Lived Intangible Assets, Amortization Expense, Year Five				4,330		4,330
Research and Development in Process		1,500,000		1,500,000
Income Tax Examination, Penalties and Interest Expense, Total				0	0	0
Research and Development Expense, Total		1,374,757	1,191,154	5,197,178	2,634,222	11,499,595	12,874,352
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total		576	(8,763)	20,815	(21,795)	(980)	(404)
Percentage of Holding on Common Stock Effective After Consummation of Merger on Fully Dilutive Basis											90.00%	10.00%
Number of Rights Offer for each Share as per Merger Agreement	2.07
Cash, Cash Equivalents, and Short-term Investments, Total		13,300,000		2,100,000	4,400,000	2,100,000	13,300,000
Proceeds From Development Fee								12,500,000
Goodwill, Impairment Loss		0	0	1,919,000	0	1,919,000	1,919,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		5,041,281	5,813,078	5,220,800	5,413,413
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total				1,257,000		1,257,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total				$ 3,176,000		$ 3,176,000
Common Stock Issued to Certain Warrant Holders for Cancellation of Certain Warrants									59,546	59,546